Intangible Assets	12 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Intangible Assets
16.	INTANGIBLE ASSETS

	Developed technology	Brand name	Total
	HK$	HK$	HK$
COST
At April 30, 2020	—	—	—
Acquired on acquisition of PolicyPal (note 14)	45,260	—	45,260

At April 30, 2021	45,260	—	45,260
Additions	1,176	1,380	2,556
Exchange adjustments	(30)	—	(30)

At April 30, 2022	46,406	1,380	47,786

AMORTIZATION
At April 30, 2020	—	—	—
Charge for the year	4,849	—	4,849

At April 30, 2021	4,849	—	4,849
Charge for the year	6,460	63	6,523
Exchange adjustments	(4)	—	(4)

At April 30, 2022	11,305	63	11,368

CARRYING VALUE
At April 30, 2021	40,411	—	40,411

At April 30, 2022	35,101	1,317	36,418

During the year ended April 30, 2022, the Group acquired a brand name for its digital media, content, and marketing business with a cash consideration of HK$1,380. In addition, PolicyPal, a subsidiary of the Company, acquired a wealthtech platform, which is a developed technology, with a consideration of HK$1,176 of which HK$786 was settled by issuing 619 ordinary shares of PolicyPal and HK$390 was settled by cash during the year ended April 30, 2022.
The intangible assets are amortized on a straight-line basis as follows:

Developed technology	7 years
Brand name	20 years